Accounts Receivable, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Recognized credit losses	$ (576)	$ 6,278